Intangible Assets Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 79,704	$ 79,704
Finite-Lived Intangible Assets, Accumulated Amortization	(22,933)	(16,687)
Finite-Lived Intangible Assets, Net	56,771	63,017
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	10,344	10,344
Finite-Lived Intangible Assets, Accumulated Amortization	(10,344)	(10,344)
Supplier
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	68,147	68,147
Finite-Lived Intangible Assets, Accumulated Amortization	(11,501)	(5,289)
Channel partner relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	730	730
Finite-Lived Intangible Assets, Accumulated Amortization	(629)	(598)
Capitalized Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	103	103
Finite-Lived Intangible Assets, Accumulated Amortization	(103)	(103)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	380	380
Finite-Lived Intangible Assets, Accumulated Amortization	$ (356)	$ (353)